                                            SUPPLEMENT DATED DECEMBER 10, 2008
                                                            TO
                                               PROSPECTUS DATED MAY 1, 2006

                                 INVESTRAC GOLD VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                                        ISSUED BY
                                           AMERICAN NATIONAL INSURANCE COMPANY
                                                       THROUGH ITS
                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

   This supplement updates certain information contained in your Prospectus. Please read it carefully and keep it with your prospectus for future reference.

                                                     Holiday Schedule

As American  National  Insurance  Company will observe the  Christmas  holiday by being closed for business on  Wednesday,
December 24, 2008,  Thursday,  December  25, 2008,  and Friday,  December  26,  2008,  the  sub-section  entitled  "Policy
Transactions" on page 20 is amended to read as follows:

Surrenders,  transfers,  and loans requested by you and premium payments made by you are processed only on Valuation Dates that  American  National  Insurance  Company  is open for  business.  American  National  Insurance  Company is closed for business on Friday,  November 28, 2008,  Wednesday,  December 24, 2008, Thursday,  December 25, 2008 and Friday,  December
26, 2008, in observation of the  Thanksgiving  and Christmas  holidays.  On Valuation  Dates American  National  Insurance
Company is closed for business and the New York Stock Exchange is opened for business,  only automated  transactions (i.e.
monthly  deductions,   periodic  charges,  dollar  cost  averaging  program,  portfolio  rebalancing  program,  systematic withdrawal program) are processed.

                                                  Liquidations & Merger

On November 10, 2008, a Special  Meeting of  Shareholders of the American  National  Government  Bond Portfolio,  American
National  High  Yield  Bond  Portfolio,  American  National  International  Stock  Portfolio,  and the  American  National
Small-Cap/Mid-Cap  Portfolio was held to consider the proposed  liquidation of three portfolios and the proposed merger of portfolio into another portfolio.

Liquidations:

At the Special  Meeting of Shareholders on November 10, 2008, the  shareholders of the American  National  Government Bond
Portfolio,  American  National  High Yield Bond  Portfolio  and  American  National  International  Stock  Portfolio  (the
"Portfolios"),  each a separate series of the American National  Investment  Accounts,  Inc., approved the liquidation and dissolution of the Portfolios.

Effective, December 5, 2008:  (1) the Subaccounts that invest in the Portfolios were liquidated and are no longer available for investment under your policy; (2) any value remaining in the Subaccounts that invest in the Portfolios was transferred to the American National Money Market Subaccount; (3) the Subaccounts that previously invested in these
Portfolios have been deleted, wherever listed, from any instructions you have given us regarding your future premium payment allocation, dollar cost averaging program, rebalancing program, or requests for loans; and (4) any allocation percentages previously assigned to the Subaccounts investing in these Portfolios have been reassigned to the Subaccount investing in the American National Money Market Portfolio.

If you want to provide different instructions regarding your allocations, please submit your written instructions to
American National Insurance Company, Variable Contracts Department, P.O. Box 1893, Galveston, Texas 77553-1893, or, if
you have a telephone authorization on file, call us at 1-800-306-2959.

Merger/Reorganization:

At the Special Meeting of Shareholders on November 10, 2008, the shareholders of the American  National  Small-Cap/Mid-Cap
Portfolio  ("SCMC  Portfolio"),  a separate  series of the  American  National  Investment  Accounts,  Inc.,  approved  an
Agreement and Plan of Reorganization with respect to the SCMC Portfolio.

Effective December 5, 2008:  (1) the SCMC Portfolio was merged into the American National Growth Portfolio; (2) the
Subaccount investing in the SCMC Portfolio was closed and is no longer available for investment under your policy; (3)
the assets of the Subaccount investing in the SCMC Portfolio were transferred to a Subaccount that invests in the
American National Growth Portfolio; (4) the Subaccount investing in the SCMC Portfolio were deleted from any instructions you have given us regarding your new premium payment allocation, dollar cost averaging program, rebalancing program, and requests for loans; and (5) any allocation percentages previously assigned to the Subaccount investing in the SCMC Portfolio have been reassigned to the American National Growth Subaccount.

If you want to provide different allocation instructions, please submit your written instructions to American National
Insurance Company, Variable Contracts Department, P. O. Box 1893, Galveston, Texas 77553-1893, or, if you have a telephone authorization on file, call us at 1-800-306-2959.